Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of Related Party Transactions

Year ended October 31,	2021	2020	2019
	$	$	$
Salaries and consulting fees	875,058	577,774	425,412
Share-based compensation	70,040	60,929	33,083
Stock option expense	64,436	144,639	-
Total	1,009,534	783,342	458,495

Schedule of dept portions pertaining to related parties

	CEO	Senior VP of GRU	Director	COO	Total
	$	$	$	$	$
Balance - October 31, 2019	-	-	-	-	-
Borrowed	50,000	100,000	150,000	-	300,000
Interest	21,745	43,491	65,236	-	130,472
Payments	(10,252)	(20,504)	(30,756)	-	(61,512)
Balance - October 31, 2020	61,493	122,987	184,480	-	368,960
Borrowed	-	-	-	150,000	150,000
Interest	37,589	75,178	112,767	13,750	239,284
Payments	(33,543)	(67,087)	(100,630)	-	(201,260)
Balance – October 31, 2021	65,539	131,078	196,617	163,750	556,984

Schedule of non-brokered private placement

	Subscription amount ($)	Shares	Warrants
Chief Operating Officer	125,000	1,000,000	1,000,000
Chief Financial Officer of GR Unlimited	250,000	2,000,000	2,000,000
Chief Executive Officer	200,000	1,600,000	1,600,000
PBIC	250,000	2,000,000	2,000,000
Total	$825,000	6,600,000	6,600,000